Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents
Cash and cash equivalents
15.	Cash and cash equivalents

	2024	2023
	S$	S$

Cash at banks	65,195	195,828
Cash on hand	989	1,881

	66,184	197,709
Cash at banks earns interest at floating rates based on daily bank deposit rates.